Organization	12 Months Ended
Dec. 31, 2023
Organization
Organization

1. Organization

On March 7, 2023, the Company changed its name to Airship AI Holdings, Inc. from Super Simple AI, Inc. Airship AI Holdings, Inc. (the “Company” or “Airship”) is a holding company that executes business through its wholly owned subsidiary, Airship AI, Inc. Prior to the formation of Super Simple AI, Inc. in 2022, the Company operated as Airship AI, Inc. (formerly known as JDL Digital Systems, Inc.) Super Simple AI, Inc. was formed in January 2022 through a share exchange with JDL Digital System. JDL Digital Systems, Inc. was incorporated under the laws of the State of Washington on June 30, 2003.

The Company has historically enabled government and commercial customers, through a combination of hardware, software, including artificial intelligence (“AI”) and service offerings to manage existing and emerging physical security challenges through a secure single-pane-of-glass Common Operational Picture (COP), connecting a wide range of sensors and edge Internet of Things (“IoT”) devices across disparate networks, environments, and geographic locations to a single consolidated location.

The Company employed forty seven employees as of December 31, 2023. The employees are headquartered in Redmond, WA and are supported by a growing team at our Customer Center of Excellence located in Charlotte, NC. The Company employed eight research and development personnel in Taiwan as of December 31, 2023.

The Company’s products appeal to customers whose business operations are geographically diverse, providing essential goods and services, requiring physical security solutions that are tailored to their unique physical security requirements. Airship further appeals to customers who want to choose the right tool for the job (or tailor the tool to fit the job), rather than have to operate based on the tools that are commercially available to them.

The Company has historically promoted its goods and services through very select marketing and advertising channels, most of which are closed to the general public and or are limited in their focus to customers specifically looking for solutions in the physical security and video surveillance arena.

The Company’s initial software application is now further evolving into an enterprise grade solution addressing a broadened data management lifecycle, starting at the edge. Edge Cloud Computing is being increasingly viewed as a key enabler and technology necessity.

In 2020, the Company’s two main owners started a new business, Zeppelin Worldwide, Inc. and its subsidiary, Zeppelin Taiwan, Ltd. (together “Zeppelin”). Zeppelin’s focus is on the development of cloud-based products. Zeppelin was considered a variable interest entity (VIE) and was consolidated with the Company. On February 28, 2023, the Founders transferred their interest in Zeppelin to the Company and Zeppelin became a wholly-owned subsidiary. The transaction had no impact on the consolidated financial statements, other than $1.1 million Advance to Founders and the $1.1 million Payable to Founders are now eliminated.

Merger with BYTE Acquisition Corp. (“BYTE”)

On December 21, 2023, the Company completed the merger (the “Merger”) contemplated by the Merger Agreement, dated as of June 27, 2023 (as amended on September 22, 2023 and as may be further amended and/or restated from time to time, the “Merger Agreement”) by and among BYTS, BYTE Merger Sub, Inc., a Washington corporation and a direct, wholly-owned subsidiary of BYTS (“Merger Sub”), and Airship AI.

Effective December 21, 2023, following the filing of Articles of Merger with the Secretary of State of the State of Washington, Merger Sub merged with and into Airship AI with Airship AI as the surviving corporation. Thus, Airship AI became a wholly-owned subsidiary of the Company. In connection with the Merger, Airship AI changed its name to “Airship AI, Inc.” See Note 13 —Reverse Recapitalization for additional information.

Liquidity

The Company has incurred losses from operations the past few years and had an accumulated deficit of $16,582,038 as of December 31, 2023. The Company also has at December 31, 2023 a working capital deficit of approximately $6,174,000. The net working capital deficit includes a couple of items that are expected to require limited cash outlays in the future including the current deferred revenue totaling $4,009,000 and convertible debt totaling $2,825,000, which we expect to be converted to equity. The Company has primarily funded its operations with proceeds from debt borrowings, advances from founders, and proceeds from the Merger.

The Company has recently received purchase orders from various government agency customers totaling over $13 million from which we expect to start receiving cash in the first quarter of 2024.

Mr. Huang has committed to providing $2.5 million in additional temporary funding if it is necessary.

Based on the Company’s actions undertaken during 2023 and 2024 to close customer deals, manage operating expenses and opportunities to raise additional capital after the Merger, Management believes that the Company’s current cash and cash equivalents will be sufficient to fund its operations for at least the next 12 months from the issuance of these consolidated financial statements.

The Company’s assessment of the period of time through which its financial resources will be adequate to support its operations is a forward-looking statement and involves risks and uncertainties. The Company’s actual results could vary as a result of its near and long-term future capital requirements that will depend on many factors.